S-K 1602, SPAC Registered Offerings	Sep. 15, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we have not completed our initial business combination within 24 months from the closing of this offering, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option. See the sections titled “Prospectus Summary — Dilution,” “The Offering — Founder shares conversion and anti-dilution rights,” “Risk Factors — Risks Relating to Oceanhawk II Sponsor and Management Team — Our initial shareholders paid an aggregate of $25,000 to cover certain of our offering costs in exchange for 5,750,000 founder shares, or approximately $0.004 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares,” “Risk Factors — Risks Relating to Our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline,” “Risk Factors — Risks

Relating to Our Securities — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination.”

As of May 6, 2026

	25% of Maximum		50% of Maximum		75% of Maximum		Maximum Redemption
Offering	Redemption (assumes		Redemption (assumes		Redemption (assumes		(assumes 14,216,618 or
Price of	3,554,154 or 4,097,304		7,108,309 or 8,194,609		10,662,463 or 12,291,913		16,389,218 public shares
$10.00	public shares redeemed)		public shares redeemed)		public shares redeemed)		redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV and		NTBV and		NTBV and		NTBV and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price
Assuming Full Exercise of Over-Allotment Option
$6.66	$6.01	$3.99	$5.04	$4.96	$3.47	$6.53	$0.56	$9.44

Assuming No Exercise of Over-Allotment Option
$6.66	$6.01	$3.99	$5.05	$4.95	$3.50	$6.50	$0.63	$9.37

Prior to this offering, there has been no public market for our units, Class A ordinary shares or public rights. We have applied to list our units on The Nasdaq Stock Market (“Nasdaq”) under the symbol “OHIIU” on or promptly after the date of this prospectus. We cannot guarantee that our securities will be approved for listing on Nasdaq. The Class A ordinary shares and public rights constituting the units will begin separate trading on the 52nd day following the date of this prospectus (or, if such date is not a business day, the following business day) or earlier, with the consent of StoneX Financial Inc., subject to our filing a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) containing an audited balance sheet of the company reflecting our receipt of the gross proceeds of this offering and issuing a press release announcing when such separate trading will begin. Once the securities constituting the units begin separate trading, we expect that the Class A ordinary shares and public rights will be listed on Nasdaq under the symbols “OHII” and “OHIIR” respectively.

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Oceanhawk Acquisition II Sponsor, LLC	$10,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and support services
Oceanhawk Acquisition II Sponsor, LLC	Up to $300,000 loan	Repayment of loans made to us to cover offering related and organizational expenses.
Oceanhawk Acquisition II Sponsor, LLC	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Oceanhawk Acquisition II Sponsor, LLC	Up to $1,500,000 of such loans may be convertible into private placement units, at a price of $10.00 per unit, at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
Oceanhawk Acquisition II Sponsor, LLC	Payment of customary fees for financial advisory services	Payment in connection with financial advisory services
Oceanhawk Acquisition II Sponsor, LLC	5,750,000 Class B ordinary shares(1)	$25,000
Oceanhawk Acquisition II Sponsor, LLC	400,000 private placement units to be purchased simultaneously with the closing of this offering(2)	$4,000,000
(1)	Including an aggregate of up to 750,000 founder shares that are subject to forfeiture by Oceanhawk II Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the so that the founder shares will represent approximately 25% of our issued and outstanding shares after this offering (excluding the private placement shares).
(2)	The non-managing sponsor members have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests in Oceanhawk II Sponsor, all of the private placement units at a price of $10.00 per unit in a private placement that will close simultaneously with the closing of this offering.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Initial Business Combination

The Nasdaq listing rules require that our initial business combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the trust account (net of permitted withdrawals and excluding the deferred underwriting commissions). We refer to this as the 80% fair market value test. If our board of directors is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. We do not currently intend to purchase multiple businesses in unrelated industries in conjunction with our initial business combination, although there is no assurance that will be the case. In addition, pursuant to Nasdaq listing rules, our initial business combination must be approved by a majority of our independent directors.

We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the issued and outstanding equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to our initial business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in our initial business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the issued and outstanding capital stock, shares or other equity securities of a target business or issue a substantial number of new shares to third-parties in connection with financing our initial business combination. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test. If our initial business combination involves more than one target business, the 80% fair market value test will be based on the aggregate value of all of the target businesses. Notwithstanding the foregoing, if we are not then listed on Nasdaq for whatever reason, we would no longer be required to meet the foregoing 80% fair market value test.

To the extent we effect our initial business combination with a company or business that may be financially unstable or in its early stages of development or growth, we may be affected by numerous risks inherent in such company or business. Although our management will endeavor to evaluate the risks inherent in a particular target business, we cannot assure you that we will properly ascertain or assess all significant risk factors.

The time required to select and evaluate a target business and to structure and complete our initial business combination, and the costs associated with this process, are not currently ascertainable with any degree of certainty. Any costs incurred with respect to the identification and evaluation of a prospective target business with which our initial business combination is not ultimately completed will result in our incurring losses and will reduce the funds we can use to complete another business combination.

We may seek to raise additional funds through a private offering of debt or equity securities in connection with the completion of our initial business combination and we may effectuate our initial business combination using the proceeds of such offering rather than using the amounts held in the trust account. In the case of an initial business combination funded with assets other than the trust account assets, our proxy materials or tender offer documents disclosing the initial business combination would disclose the terms of the financing and, only if required by law, we would seek shareholder approval of such financing. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. At this time, we are not a party to any arrangement or understanding with any third party with respect to raising any additional funds through the sale of securities or otherwise. None of our sponsors, officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. “Risk Factors — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination and Post-Business Combination Risks — We may be unable to obtain additional financing to complete our initial business combination or to fund the operations and growth of a target business, which could compel us to restructure or abandon a particular business combination.”

Prior to the effectiveness of the registration statement of which this prospectus forms a part, we will file a Registration Statement on Form 8-A with the SEC to voluntarily register our securities under Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). As a result, we will be subject to the rules and regulations promulgated under the Exchange Act. We have no current intention of filing a Form 15 to suspend our reporting or other obligations under the Exchange Act prior or subsequent to the consummation of our initial business combination.

SPAC, Securities Offered, Redemption Rights [Text Block]	Manner of conducting redemptions We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination either (1) in connection with a general meeting called to approve the business combination or (2) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by applicable law or stock exchange listing requirement or we choose to seek shareholder approval for business or other reasons.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our initial shareholders have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within 24 months from the closing of this offering.
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we are unable to complete an initial business combination within the 24-month period, we may seek an amendment to our amended and restated memorandum and articles of association to extend the period of time we have to complete an initial business combination beyond 24 months. Our amended and restated memorandum and articles of association will require at least a special resolution of our shareholders as a matter of Cayman Islands law, meaning that such an amendment be approved by at least two-thirds of our ordinary shares who, being entitled to do so, attend and vote (either in person or by proxy) at a general meeting of the company. If we seek shareholder approval to extend beyond the 24-month period in which to complete an initial business combination to a later date, we will offer our public shareholders the right to have their public ordinary shares redeemed for a pro rata share of the aggregate amount then on deposit in the trust account, including interest (less permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), as described in greater detail in this prospectus. In the event that we fail to receive shareholder approval to extend the period of time we have to complete an initial business combination beyond 24 months, we will cease all operations except for winding up, as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to the Company (less permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then public shares in issue, which redemption will completely extinguish public shareholder’ rights as shareholders (including the right to receive further liquidation distributions, if any); and as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the directors, liquidate and dissolve. There are no limitations to the number of times that the Company may seek shareholder approval or that shareholders may approve to extend beyond the 24-month period in which to complete a business combination at a later date. If the initial business combination is not completed in the period provided, the membership interests of Oceanhawk II Sponsor become worthless.
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There are no limitations to the number of times that the Company may seek shareholder approval or that shareholders may approve to extend beyond the 24-month period in which to complete a business combination at a later date.
De-SPAC Consummation Timeframe, Duration	24 months
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities, by the number of outstanding Class A ordinary shares.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq listing rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $150,000,000 (or $172,500,000 if the underwriters’ over-allotment option is exercised in full), including $5,250,000 (or up to $6,037,500 if the underwriters’ over-allotment option is exercised in full) of deferred underwriting commissions, will, upon the consummation of this offering, be placed into a segregated trust account located in the United States with Odyssey Transfer & Trust Company acting as trustee. The funds in the trust account will be invested or held only in either (i) U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act, (ii) as uninvested cash, or (iii) an interest or non-interest bearing bank demand deposit account or other accounts at a bank. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer we hold investments in the trust account, we may, at any time instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest or non-interest bearing demand deposit account. For more information about the risk of the company being considered to be operating as an unregistered investment company, see “Risk Factors — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination and Post-Business Combination Risks — If we are deemed to be an investment company under the Investment Company Act, we may be required to institute burdensome compliance requirements and our activities may be restricted, which may make it difficult for us to complete our initial business combination.” Based on current interest rates, we estimate that the interest earned on the trust account will be approximately $7,500,000 per year, assuming an interest rate of 5.0% per year. We will not be permitted to withdraw any of the principal or interest held in the trust account except for permitted withdrawals, if any. The funds held in the trust account will not otherwise be released from the trust account until the earliest of: (1) our completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and (3) the redemption of our public shares if we have not completed an initial business combination within 24 months from the closing of this offering, subject to applicable law. Based on current interest rates, we expect that interest earned on the trust account will be sufficient to pay for permitted withdrawals.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination and to pay the deferred underwriting commissions. The underwriters will not be entitled to any interest accrued on the deferred underwriting commissions. If our initial business combination is paid for using equity or debt, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination or the redemption of our public shares, we may apply the balance of the cash released to us from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 150,000,000
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of May 6, 2026
			25% of Maximum		50% of Maximum		75% of Maximum
	No Redemption		Redemptions		Redemptions		Redemptions		Maximum Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book surplus before this offering	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Increase attributable to public shares	6.66	6.66	6.01	6.01	5.05	5.04	3.50	3.47	0.63	0.56
Pro forma net tangible book value after this offering and the sale of private units	6.66	6.66	6.01	6.01	5.05	5.04	3.50	3.47	0.63	0.56
Dilution to public shareholders	3.34	3.34	3.99	3.99	4.95	4.96	6.50	6.53	9.37	9.44
Percentage of dilution to public shareholders	33.4%	33.4%	39.9%	39.9%	49.5%	49.6%	65.0%	65.3%	93.7%	94.4%
Numerator:
Net tangible book surplus before this offering	$17,189	$17,189	$17,189	$17,189	$17,189	$17,189	$17,189	$17,189	$17,189	$17,189
Net proceeds from this offering and sale of the private placement units(1)	152,525,000	174,912,500	152,525,000	174,912,500	152,525,000	174,912,500	152,525,000	174,912,500	152,525,000	174,912,500
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Less: Deferred underwriting commissions(2)	(5,250,000)	(6,037,500)	(5,250,000)	(6,037,500)	(5,250,000)	(6,037,500)	(5,250,000)	(6,037,500)	(5,250,000)	(6,037,500)
Less: Over-allotment liability	(126,000)	—	(126,000)	—	(126,000)	—	(126,000)	—	(126,000)	—
Less: Amounts paid for redemptions(3)	—	—	(35,719,248)	(41,177,905)	(71,438,505)	(82,355,820)	(107,157,753)	(123,533,726)	(142,166,188)	(163,892,188)
	$147,166,189	$168,892,189	$111,446,941	$127,714,284	$75,727,684	$86,536,369	$40,008,436	$45,358,463	$5,000,001	$5,000,001
Denominator:
Class B ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Class B ordinary shares forfeited if over-allotment option is not exercised	(750,000)	-	(750,000)	-	(750,000)	-	(750,000)	-	(750,000)	-
Class A ordinary shares included in the units offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Class A ordinary shares underlying the rights included in the units offered	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000
Private placement units	550,000	572,500	550,000	572,500	550,000	572,500	550,000	572,500	550,000	572,500
Class A ordinary shares underlying the rights included in the private placement units	55,000	57,250	55,000	57,250	55,000	57,250	55,000	57,250	55,000	57,250
Less: Ordinary shares redeemed	—	—	(3,554,154)	(4,097,304)	(7,108,309)	(8,194,609)	(10,662,463)	(12,291,913)	(14,216,618)	(16,389,218)
	22,105,000	25,354,750	18,550,846	21,257,446	14,996,691	17,160,141	11,442,537	13,062,837	7,888,382	8,965,532